LOANS, Credit Quality Indicators (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
Credit risk profile by internally assigned risk grades [Abstract]
Loans	$ 374,026	$ 348,679	[1]	$ 308,492
Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	366,258	339,011		294,643
Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	5,911	5,729		7,670
Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	1,857	3,939		6,179
Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial Real Estate [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	238,774	213,322		180,617
Commercial Real Estate [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	235,382	208,599		173,236
Commercial Real Estate [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	2,156	2,381		4,308
Commercial Real Estate [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	1,236	2,342		3,073
Commercial Real Estate [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial Real Estate [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial Real Estate [Member] | Residential ADC [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	5,254	7,242		2,463
Commercial Real Estate [Member] | Residential ADC [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	5,254	7,242		2,463
Commercial Real Estate [Member] | Residential ADC [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial Real Estate [Member] | Residential ADC [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial Real Estate [Member] | Residential ADC [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial Real Estate [Member] | Residential ADC [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial Real Estate [Member] | Commercial ADC [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	25,686	24,364		24,583
Commercial Real Estate [Member] | Commercial ADC [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	25,358	23,883		21,832
Commercial Real Estate [Member] | Commercial ADC [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	324	477		1,729
Commercial Real Estate [Member] | Commercial ADC [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	4	4		1,022
Commercial Real Estate [Member] | Commercial ADC [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial Real Estate [Member] | Commercial ADC [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial Real Estate [Member] | Farmland [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	5,743	5,392		3,826
Commercial Real Estate [Member] | Farmland [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	5,743	5,392		3,783
Commercial Real Estate [Member] | Farmland [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial Real Estate [Member] | Farmland [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		43
Commercial Real Estate [Member] | Farmland [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial Real Estate [Member] | Farmland [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial Real Estate [Member] | Multifamily [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	14,061	11,967		11,980
Commercial Real Estate [Member] | Multifamily [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	14,061	11,967		11,827
Commercial Real Estate [Member] | Multifamily [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial Real Estate [Member] | Multifamily [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		153
Commercial Real Estate [Member] | Multifamily [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial Real Estate [Member] | Multifamily [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial Real Estate [Member] | Owner Occupied [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	96,098	84,808		69,686
Commercial Real Estate [Member] | Owner Occupied [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	93,997	81,584		66,820
Commercial Real Estate [Member] | Owner Occupied [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	1,005	1,049		1,303
Commercial Real Estate [Member] | Owner Occupied [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	1,096	2,175		1,563
Commercial Real Estate [Member] | Owner Occupied [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial Real Estate [Member] | Owner Occupied [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial Real Estate [Member] | Non-Owner Occupied [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	91,932	79,549		68,079
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	90,969	78,531		66,511
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	827	855		1,276
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	136	163		292
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial Real Estate [Member] | Non-Owner Occupied [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	44,567	48,867		43,780
Commercial [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	43,168	47,315		41,763
Commercial [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	1,023	1,130		442
Commercial [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	376	422		1,575
Commercial [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial [Member] | Commercial and Industrial [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	42,675	47,032		41,935
Commercial [Member] | Commercial and Industrial [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	41,276	45,480		39,918
Commercial [Member] | Commercial and Industrial [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	1,023	1,130		442
Commercial [Member] | Commercial and Industrial [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	376	422		1,575
Commercial [Member] | Commercial and Industrial [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial [Member] | Commercial and Industrial [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial [Member] | Agricultural [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	285	415		209
Commercial [Member] | Agricultural [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	285	415		209
Commercial [Member] | Agricultural [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial [Member] | Agricultural [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial [Member] | Agricultural [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial [Member] | Agricultural [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial [Member] | Other [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	1,607	1,420		1,636
Commercial [Member] | Other [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	1,607	1,420		1,636
Commercial [Member] | Other [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial [Member] | Other [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial [Member] | Other [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Commercial [Member] | Other [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Residential Mortgage [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	52,243	49,059		44,698
Residential Mortgage [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	50,999	47,496		42,259
Residential Mortgage [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	1,093	513		1,174
Residential Mortgage [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	151	1,050		1,265
Residential Mortgage [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Residential Mortgage [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Residential Mortgage [Member] | First Lien, Closed-End [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	51,529	47,936		43,811
Residential Mortgage [Member] | First Lien, Closed-End [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	50,713	47,257		41,822
Residential Mortgage [Member] | First Lien, Closed-End [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	670	513		1,174
Residential Mortgage [Member] | First Lien, Closed-End [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	146	166		815
Residential Mortgage [Member] | First Lien, Closed-End [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Residential Mortgage [Member] | First Lien, Closed-End [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Residential Mortgage [Member] | Junior Lien, Closed-End [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	714	1,123		887
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	286	239		437
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	423	0		0
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	5	884		450
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Residential Mortgage [Member] | Junior Lien, Closed-End [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Home Equity Lines [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	34,825	33,672		35,119
Home Equity Lines [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	33,253	32,005		33,274
Home Equity Lines [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	1,483	1,543		1,579
Home Equity Lines [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	89	124		266
Home Equity Lines [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Home Equity Lines [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Consumer - Other [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	3,617	3,759		4,278
Consumer - Other [Member] | Pass [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	3,456	3,596		4,111
Consumer - Other [Member] | Special Mention [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	156	162		167
Consumer - Other [Member] | Substandard [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	5	1		0
Consumer - Other [Member] | Doubtful [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	0	0		0
Consumer - Other [Member] | Loss [Member]
Credit risk profile by internally assigned risk grades [Abstract]
Loans	$ 0	$ 0		$ 0

[1]	Derived from Carolina Trust BancShares, Inc.'s audited financial statements included in its 2017 Annual Report on Form 10-K.